Share capital, share premium and own shares (Tables)	12 Months Ended
Dec. 31, 2023
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	2023			2022
	Number of ordinary	Share	Share	Number of ordinary	Share	Share
Issued shares of 5p each fully paid	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,749,669,380	182	5,006	2,746,412,265	182	5,010
Shares issued under share-based schemes	3,851,376	1	3	3,257,115	—	2
Shares issued under Hong Kong public offer and international placing in 2022		—	—	—	—	(6)
Balance at 31 Dec	2,753,520,756	183	5,009	2,749,669,380	182	5,006

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of	Share price range
	shares to	from		to		Exercisable
	subscribe for	(in pence)		(in pence)		by year
31 Dec 2023	1,671,215	737	p	1,455	p	2029
31 Dec 2022	1,858,292	737	p	1,455	p	2028